Property, Plant and Equipment Property, Plant and Equipment (Details) (USD $)	6 Months Ended		12 Months Ended		42 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 5,812,008,000		$ 4,412,580,000	$ 1,228,720,000	$ 4,412,580,000
Capitalized interest expense	178,700,000	82,500,000	183,600,000	35,100,000	218,700,000
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(4,000)		0		0
Property, plant and equipment, net	5,809,337,000		4,412,175,000	1,228,391,000	4,412,175,000
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,821,000		98,000	0	98,000
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,796,520,000		4,412,077,000	1,228,391,000	4,412,077,000
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(697,000)		(340,000)	(126,000)	(340,000)
Property, plant and equipment, net	2,671,000		405,000	329,000	405,000
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	835,000		309,000	154,000	309,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	301,000		301,000	301,000	301,000
Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,232,000		$ 135,000	$ 0	$ 135,000